MINING MACHINES, NET (Tables)	12 Months Ended
Dec. 31, 2024
MINING MACHINES, NET
Schedule of mining machines, net

As of December 31,
2024
Mining machines	254,346,496
Less: accumulated depreciation	(11,539,783)
Mining machines, net	242,806,713